Schedule 1 (CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Statement of Income Captions [Line Items]
Net (loss)/income	$ 43,828	$ (4,497)	$ (8,342)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency transaction adjustments	(2,873)	(299)	49
Comprehensive (loss)/income	40,955	(4,796)	(8,293)
Parent Company [Member]
Condensed Statement of Income Captions [Line Items]
Net (loss)/income	43,828	(4,497)	(8,342)
Other comprehensive income/(loss), net of tax of nil:
Foreign currency transaction adjustments	(2,873)	(299)	49
Comprehensive (loss)/income	$ 40,955	$ (4,796)	$ (8,293)